Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Detail) - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021
Derivatives Fair Value [Line Items]
Derivative Asset, Current		$ 1,137	[1]	$ 122
Derivative asset, noncurrent	[3]	1,039	[2]	491
Total derivative assets		2,176		613
Derivative liabilities	[4]	778		359
Derivative Liability, Noncurrent	[5],[6]	626		509
Total derivative liabilities		1,404		868
Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current	[7]	765	[1]	76
Derivative Asset, Noncurrent	[3]	117	[2]	224
Total derivative assets		882		300
Derivative liabilities	[4],[8]	298		134
Derivative Liability, Noncurrent	[5],[6]	158		336
Total derivative liabilities		456		470
Commodity Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current		532		103
Derivative asset, noncurrent		237		179
Derivative liabilities		700		304
Derivative Liability, Noncurrent		226		165
Commodity Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		264		74
Derivative asset, noncurrent		4		72
Derivative liabilities		290		92
Derivative Liability, Noncurrent		58		41
Interest Rate Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current		605		18
Derivative asset, noncurrent		802		305
Derivative liabilities		70		55
Derivative Liability, Noncurrent		307		344
Interest Rate Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		501		1
Derivative asset, noncurrent		113		145
Derivative liabilities		0		42
Derivative Liability, Noncurrent		7		295
Foreign currency exchange rate
Derivatives Fair Value [Line Items]
Derivative Asset, Current				1
Derivative asset, noncurrent				7
Derivative liabilities		8
Derivative Liability, Noncurrent		93
Foreign currency exchange rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current				1
Derivative asset, noncurrent				7
Derivative liabilities		8
Derivative Liability, Noncurrent		93
Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Derivative Asset, Current		501	[1]	1
Derivative asset, noncurrent	[3]	113	[2]	145
Total derivative assets		614		146
Derivative liabilities	[4]	0		42
Derivative Liability, Noncurrent	[5],[6]	7		295
Total derivative liabilities		7		337
Designated as Hedging Instrument | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		501	[1]	1
Derivative Asset, Noncurrent	[3]	113	[2]	145
Total derivative assets		614		146
Derivative liabilities	[4]	0		42
Derivative Liability, Noncurrent	[5],[6]	7		295
Total derivative liabilities		7		337
Designated as Hedging Instrument | Commodity Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current		0		0
Derivative asset, noncurrent		0		0
Derivative liabilities		0		0
Derivative Liability, Noncurrent		0		0
Designated as Hedging Instrument | Commodity Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		0		0
Derivative asset, noncurrent		0		0
Derivative liabilities		0		0
Derivative Liability, Noncurrent		0		0
Designated as Hedging Instrument | Interest Rate Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current		501		1
Derivative asset, noncurrent		113		145
Derivative liabilities		0		42
Derivative Liability, Noncurrent		7		295
Designated as Hedging Instrument | Interest Rate Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		501		1
Derivative asset, noncurrent		113		145
Derivative liabilities		0		42
Derivative Liability, Noncurrent		7		295
Designated as Hedging Instrument | Foreign currency exchange rate
Derivatives Fair Value [Line Items]
Derivative Asset, Current				0
Derivative asset, noncurrent				0
Derivative liabilities		0
Derivative Liability, Noncurrent		0
Designated as Hedging Instrument | Foreign currency exchange rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current				0
Derivative asset, noncurrent				0
Derivative liabilities		0
Derivative Liability, Noncurrent		0
Fair Value - Derivatives not under Hedge Accounting
Derivatives Fair Value [Line Items]
Derivative Asset, Current		636	[1]	121
Derivative asset, noncurrent	[3]	926	[2]	346
Total derivative assets		1,562		467
Derivative liabilities	[4]	778		317
Derivative Liability, Noncurrent	[5],[6]	619		214
Total derivative liabilities		1,397		531
Fair Value - Derivatives not under Hedge Accounting | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		264	[1]	75
Derivative Asset, Noncurrent	[3]	4	[2]	79
Total derivative assets		268		154
Derivative liabilities	[4]	298		92
Derivative Liability, Noncurrent	[5],[6]	151		41
Total derivative liabilities		449		133
Fair Value - Derivatives not under Hedge Accounting | Commodity Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current		532		103
Derivative asset, noncurrent		237		179
Derivative liabilities		700		304
Derivative Liability, Noncurrent		226		165
Fair Value - Derivatives not under Hedge Accounting | Commodity Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		264		74
Derivative asset, noncurrent		4		72
Derivative liabilities		290		92
Derivative Liability, Noncurrent		58		41
Fair Value - Derivatives not under Hedge Accounting | Interest Rate Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current		104		17
Derivative asset, noncurrent		689		160
Derivative liabilities		70		13
Derivative Liability, Noncurrent		300		49
Fair Value - Derivatives not under Hedge Accounting | Interest Rate Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		0		0
Derivative asset, noncurrent		0		0
Derivative liabilities		0		0
Derivative Liability, Noncurrent		0		0
Fair Value - Derivatives not under Hedge Accounting | Foreign currency exchange rate
Derivatives Fair Value [Line Items]
Derivative Asset, Current				1
Derivative asset, noncurrent				7
Derivative liabilities		8
Derivative Liability, Noncurrent		93
Fair Value - Derivatives not under Hedge Accounting | Foreign currency exchange rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current				1
Derivative asset, noncurrent				$ 7
Derivative liabilities		8
Derivative Liability, Noncurrent		$ 93

[1]	Includes $118 million and $6 million reported in current assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022 and 2021, respectively.
[2]	Includes $1 million reported in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022.
[3]	Virginia Power’s noncurrent derivative assets are presented in other deferred charges and other assets in its Consolidated Balance Sheets.
[4]	Includes $6 million and $3 million reported in current liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022 and 2021, respectively.
[5]	Includes $1 million reported in noncurrent liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at both December 31, 2022 and 2021.
[6]	Virginia Power’s noncurrent derivative liabilities are presented in other deferred credits and other liabilities in its Consolidated Balance Sheets.
[7]	See Note 25 for amounts attributable to affiliates.
[8]	See Note 25 for amounts attributable to affiliates.